Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2021
Document Effective Date	Apr. 27, 2021
Prospectus Date	Apr. 27, 2021